[ACCESSOR FUNDS, INC. LETTERHEAD]

June 4, 2004





Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     Accessor Funds, Inc.
        Limited Duration U.S. Government Fund Definitive Prospectus and Statement of Additional Information
        SEC File No. 33-41245 and 811-6337

Ladies and Gentlemen:

On behalf of Accessor Funds, Inc. (the "Fund"), this is to certify that pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Limited Duration U. S. Government Fund Prospectus and Statement of Additional Information with respect to the Fund do not differ from that contained in the most recent post-effective amendment, which was filed electronically on May 26, 2004.

Please contact the undersigned with any questions you may have concerning this filing at 1-800-759-3504.

Very truly yours,

ACCESSOR FUNDS,  INC.

/s/Christine J. Stansbery

Christine J. Stansbery
Secretary